Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Mar. 31, 2019	$ 1,911,122	$ 680	$ 262,445	$ (144,108)	$ (694,510)	$ 2,481,029	$ 1,905,536	$ 5,586
Balance, shares at Mar. 31, 2019		38,539,000
Repurchase of treasury stock	$ (26,984)				(26,984)		(26,984)
Repurchase of treasury stock, shares	(280,719)	(281,000)
Comprehensive (loss) income, net of tax	$ (18,929)			(18,929)			(18,929)
Unrealized gain from hedging	(2,513)
Foreign currency translation adjustments	(1)
Net income (loss)	244,550					244,241	244,241	309
Balance at Mar. 31, 2020	2,109,759	$ 680	262,445	(163,037)	(721,494)	2,725,270	2,103,864	5,895
Balance, shares at Mar. 31, 2020		38,258,000
Repurchase of treasury stock	$ (24,978)				(24,978)		(24,978)
Repurchase of treasury stock, shares	(332,033)	(332,000)
Comprehensive (loss) income, net of tax	$ 11,416			11,416			11,416
Unrealized gain from hedging	3,678
Net income (loss)	(400,740)					(386,653)	(386,653)	(14,087)
Balance at Mar. 31, 2021	1,695,457	$ 680	262,445	(151,621)	(746,472)	2,338,617	1,703,649	(8,192)
Balance, shares at Mar. 31, 2021		37,926,000
Repurchase of treasury stock	$ (24,934)				(24,934)		(24,934)
Repurchase of treasury stock, shares	(341,413)	(341,000)
Comprehensive (loss) income, net of tax	$ (17,344)			(17,344)			(17,344)
Unrealized gain from hedging	(315)
Transaction with minority interest						(8,192)	(8,192)	$ 8,192
Net income (loss)	58,266					58,266	58,266
Balance at Mar. 31, 2022	$ 1,711,445	$ 680	$ 262,445	$ (168,965)	$ (771,406)	$ 2,388,691	$ 1,711,445
Balance, shares at Mar. 31, 2022		37,585,000